Income Taxes -Summary of Unrecognized Deductible Temporary Differences (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Property, plant and equipment	$ 36,782
Intangible assets	536
Share issue costs	11,112	$ 16,779
Financial obligations and other	1,054	1,726
Inventory and biological assets	34,781
Non-capital losses	171,205	54,472
Unrecognized deductible temporary differences	$ 255,470	$ 72,977